Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,971,890
Proposed Maximum Offering Price per Unit	0.9776
Maximum Aggregate Offering Price	$ 15,614,119.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,156.31
Offering Note	(1) Represents the shares of common stock, $0.0001 par value per share (the "Common Stock"), of Senti Biosciences Holdings, Inc. (the "Registrant") that will be offered for resale by the selling securityholder pursuant to the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. (2) Consists of 15,971,890 shares of Common Stock, issuable upon exchange of the Senior Secured Convertible Notes of Senti Holdings, Inc., the Registrant's subsidiary. (3) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on June 12, 2026, as reported on the Nasdaq Capital Market.